CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,335	$ 16,146
Trade receivables, net	1,043	795
Inventory	1,176	1,190
Prepaid expenses and other current assets	1,714	2,960
Total current assets	7,268	21,091
Property, plant, and equipment, net	144,256	128,162
Operating lease right-of-use assets	54,243	55,276
Goodwill	0	68,421
Intangible assets, net	64,335	72,371
Equity method investment	1,326	1,322
Other non-current assets	3,629	3,353
Total assets	275,057	349,996
Current liabilities:
Accounts payable	10,861	10,421
Other Long-Term Debt, Current	283	0
Operating lease liabilities	2,544	1,618
Accrued salaries and wages	689	717
Accrued expenses	2,915	1,964
Convertible Debt, Current	10,253	0
Total current liabilities	27,545	14,720
Long-Term Debt, Excluding Current Maturities	19,779	662
Non-current operating lease liabilities	56,503	57,717
Non-current financing obligation	7,144	0
Deferred underwriting fees and grants	5,349	0
Earnout liabilities	13,775	0
Deferred tax liability	7,159	8,447
Asset retirement obligations	1,622	1,527
Total liabilities	138,876	83,073
Commitments and contingencies (Note 2)
Equity [Abstract]
Common Stock, Value, Issued	2	2
Additional paid in capital	305,826	331,074
Accumulated other comprehensive loss	(12,068)	(1,547)
Accumulated deficit	(157,579)	(62,606)
Total shareholders' equity	136,181	266,923
Total liabilities and shareholders' equity	$ 275,057	$ 349,996